Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (30.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	95,798,052	7,635,105

International Stock Fund (20.6%)
Vanguard Total International Stock Index Fund Investor Shares	288,174,091	5,146,789

U.S. Bond Funds (36.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	663,313,121	7,303,077
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	75,926,973	1,874,637
		9,177,714
International Bond Fund (12.3%)
Vanguard Total International Bond Index Fund Admiral Shares	135,645,919	3,068,311
Total Investment Companies (Cost $21,355,211)		25,027,919
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $7,495)	74,940	7,495
Total Investments (100.1%) (Cost $21,362,706)		25,035,414
Other Assets and Liabilities-Net (-0.1%)		(25,563)
Net Assets (100%)		25,009,851

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying

Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted

on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2020 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	7,341	NA1	NA1	1	—	7	—	7,495
Vanguard Short-Term
Inflation-Protected
Securities Index
Fund	1,631,586	237,060	—	—	5,991	12,610	—	1,874,637
Vanguard Total
Bond Market II
Index Fund	7,038,855	556,448	250,359	823	(42,690)	45,994	—	7,303,077
Vanguard Total
International Bond
Index Fund	3,076,071	155,836	50,000	2,035	(115,631)	74,947	—	3,068,311
Vanguard Total
International Stock
Index Fund	4,963,136	56,372	245,594	(13,564)	386,439	56,373	—	5,146,789
Vanguard Total
Stock Market
Index Fund	7,443,414	70,522	481,796	53,758	549,207	41,555	—	7,635,105

Total	24,160,403	1,076,238	1,027,749	43,053	783,316	231,486	—	25,035,414

1 Not applicable—purchases and sales are for temporary cash investment purposes.